LOSS PER SHARE	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
LOSS PER SHARE
LOSS PER SHARE

7. LOSS PER SHARE

The following table sets forth the computation of basic and fully diluted loss per share for the three and six months ended June 30, 2023 and 2022 (in thousands, except per share amounts):

	Three Months Ended June 30,		Six Months Ended June 30,
	2023	2022	2023	2022
Net loss	$(5,262)	$(4,726)	$(9,576)	$(7,185)
Basic weighted average common stock outstanding	3,232,345	645,983	2,149,777	645,977
Basic loss per share	$(1.63)	$(7.32)	$(4.45)	$(11.12)
Net loss	$(5,262)	$(4,726)	$(9,576)	$(7,185)
Dilutive weighted average common stock outstanding	3,232,345	645,983	2,149,777	645,977
Diluted loss per share	$(1.63)	$(7.32)	$(4.45)	$(11.12)

Basic net income (loss) per share is computed using the weighted average number of common shares outstanding during the period. Diluted net income (loss) per share is computed using the treasury stock method to calculate the weighted average number of common shares and, if dilutive, potential common shares outstanding during the period. Potential dilutive common shares include incremental common shares issuable upon the exercise of stock options, less shares from assumed proceeds. The assumed proceeds calculation includes actual proceeds to be received from the employee upon exercise and the average unrecognized stock compensation cost during the period.

Stock options to purchase 47,340 and 32,960 shares of common stock and warrants to purchase 194,974 and 197,000 shares of common stock were outstanding at June 30, 2023 and 2022 that were not included in the computation of diluted weighted average common stock outstanding because their effect would have been anti-dilutive.

12. LOSS PER SHARE

The following table sets forth the computation of basic and fully diluted loss per common share for the years ended December 31, 2022 and 2021 (stated in thousands, except per share amounts):

	Year Ended December 31,
	2022	2021
Net loss	$(30,112)	$(2,756)
Basic weighted average common stock outstanding	751,659	586,271
Basic loss per share	$(40.06)	$(4.70)
Net loss	$(30,112)	$(2,756)
Dilutive weighted average common stock outstanding	751,659	586,271
Diluted loss per share	$(40.06)	$(4.70)

Basic net loss per share is computed using the weighted average number of common shares outstanding during the period. Diluted net loss per share is computed using the treasury stock method to calculate the weighted average number of common shares and, if dilutive, potential common shares outstanding during the period. Potential dilutive common shares include incremental common shares issuable upon the exercise of stock options, less shares from assumed proceeds. The assumed proceeds calculation includes actual proceeds to be received from the employee upon exercise and the average unrecognized stock compensation cost during the period.

Stock options to purchase 49,040 and 60,212 common shares and warrants to purchase 206,000 and 197,000 common shares were outstanding at December 31, 2022 and 2021, respectively, that were not included in the computation of diluted weighted average common shares outstanding because their effect would have been anti-dilutive.